COMMITMENTS AND CONTINGENCIES	12 Months Ended
Nov. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Operating Leases

For the year ended November 30, 2021, we had two Operating leases as follows:

●	Office space in Lindon, Utah, with monthly payments of $5,000 for approximately 2,790 square feet of rentable space, and a discount rate of 3.28%. As of November 30, 2021, we had 17 months remaining on this lease.
●	Manufacturing space in American Fork, Utah, with a monthly payment of $40,826.52 for approximately 80,052 square feet of rentable space, and a discount rate of 3.28%. As of November 30, 2021, we had 80 months remaining on the lease.

We entered into two lease agreements each beginning June 1, 2021. The first lease agreement was for office space in Lindon, Utah, and was for a term of 24 months. The second lease agreement was for manufacturing space in American Fork, Utah, and was for a term of 86 months. The first two months of the American Fork lease agreement were rent free.

Both lease agreements contain a variable portion that covers Common Area Maintenance fees. These fees represent our proportionate share of the leased square footage relative to the total square footage of the lessor’s property. No other aspect of the lease agreements contains variable fees.

Both leases contain options for extending the leases at the end of the initially stated lease periods. The Lindon lease can be renewed for one-year terms at a three percent increase in monthly rent. When we signed this lease, we expected to renew the lease for one complete year, and thus treated the lease as a two-year lease. The American Fork lease also contains options to renew the lease, but since the lease was initially for such a long period, we could not determine that it was reasonably certain that we would renew the lease, so we treated this lease as an 86-month lease.

As these leases do not provide the implicit rate, we use an estimated incremental borrowing rate (IBR). To estimate the IBR, we used the risk-free rate of the US treasury rate, plus a premium for credit risk.

As of November 30, 2022, we had two Operating leases as follows:

●	Office space in Lindon, Utah, with monthly payments of $7,557 for approximately 15,503 square feet of rentable space, and a discount rate of 7.52%. As of November 30, 2022, we had 71 months remaining on the lease.
●	Manufacturing space in American Fork, Utah, with a monthly payment of $41,643.05 for approximately 80,052 square feet of rentable space, and a discount rate of 3.28%. As of November 30, 2022, we had 68 months remaining on the lease.

During the year ended November 30, 2022 we cancelled our lease for office space in Lindon Utah early, with no material gain or loss, and entered into a new lease agreement with the same lessor for different, larger office space, and for longer terms. Specifically, the new Lindon lease is for 72 months, and more square footage. This lease also contains options for extending the terms of the lease, but as we could not determine whether it was reasonably certain that we would extend the lease, we treated this lease as a 72-month lease.

Other information related to our operating leases is as follows:

ROU asset – December 1, 2020	$-
Additions	3,359,674
Amortization	(236,109)
ROU asset - November 30, 2021	$3,123,565

Lease liability – December 1, 2020	-
Additions	$3,359,674
Amortization	(163,161)
Lease liability - November 30, 2021	$3,196,513

ROU asset – December 1, 2021	$3,123,565
Additions	1,633,349
Deletions	(30,156)
Amortization	(487,082)
ROU asset - November 30, 2022	$4,239,676

Lease liability - December 1, 2021	$3,196,513
Additions	1,633,349
Deletions	(30,606)
Amortization	(447,916)
Lease liability - November 30, 2022	$4,351,340

As of November 30, 2022, our operating leases had a weighted average remaining lease term of 68.85 months and a weighted average discount rate of 5.9%. As of November 30, 2021, our operating leases had a weighted average lease term of 78.33 months and weighted average discount rate of 3.28%.

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the lease liabilities recorded on the Balance Sheet as of November 30, 2022:

Fiscal Year	Minimum lease payments
2023	$681,173
2024	879,958
2025	900,306
2026	921,161
2027	942,536
Thereafter	741,909
Total	5,067,043
Less interest	(715,704)
Present value of future minimum lease payments	4,351,340
Less current obligations	(475,195)
Long term lease obligations	$3,876,145

Subleases

We entered into sublease agreements for the manufacturing property in American Fork for fiscal years 2022 and 2021. We subleased 10,000 square feet in 2022 for a total of $84,900 in sublease income, and 30,000 square feet in 2021 for a total of $207,538 in sublease income. In connection with the sublease, there were lease deposits of $0 and $34,000 for the years ended November 30, 2022 and 2021 respectively.